S-K 1605, De-SPAC Background and Terms	Sep. 27, 2025
De-SPAC Transactions, Shareholder Rights [Line Items]
De-SPAC, Security Holders are Entitled to Redemption Rights [Flag]	true
De-SPAC, Security Holders Redemption Rights Summary [Text Block]
Redemption Rights
Pursuant to the Cayman Constitutional Documents, a Public Shareholder may request to redeem all or a portion of its Public Shares for cash in connection with the Business Combination. As a Public Shareholder, you will be entitled to receive cash for any Public Shares to be redeemed only if you:

(a)
(i) hold Public Shares or (ii) hold Public Shares through GigCapital7 Units and elect to separate your GigCapital7 Units into the underlying Public Shares and Public Warrants prior to exercising your redemption rights with respect to the Public Shares;

(b)
submit a written request to Continental, including the legal name, phone number and address of the beneficial owner of the Public Shares for which redemption is requested, that GigCapital7 redeem all or a portion of your Public Shares for cash; and

(c)	deliver the certificates for your Public Shares (if any) along with the redemption forms to Continental, physically or electronically through DTC.
Public Shareholders must complete the procedures for electing to redeem their Public Shares in the manner described above prior to 5:00 p.m., Eastern Time, on [●], two (2) Business Days before the initial scheduled date of the extraordinary general meeting in order for their Public Shares to be redeemed.
Public Shareholders may elect to redeem all or a portion of the Public Shares held by them regardless of if or how they vote in respect of the Business Combination Proposal. If the Business Combination is abandoned, the Public Shares will be returned to the respective holder, broker or bank. If the Redemption is consummated, and if a Public Shareholder properly exercises its right to redeem all or a portion of the Public Shares that it holds and timely delivers the certificates for its shares (if any) along with the redemption forms to Continental, GigCapital7 will redeem such Public Shares for a per-share price, payable in cash, equal to the pro rata portion of the Trust Account, calculated as of two (2) Business Days prior to the consummation of the Business Combination. For illustrative purposes, as of the Record Date, this would have amounted to approximately $[●] per issued and outstanding Public Share. If a Public Shareholder exercises its redemption rights in full, then it will be electing to exchange its Public Shares for cash and will no longer own Public Shares. See the section of the proxy statement/prospectus entitled “
Extraordinary General Meeting of GigCapital7—Redemption Rights
” for a detailed description of the procedures to be followed if you wish to redeem your Public Shares for cash.
Notwithstanding the foregoing, a Public Shareholder, together with any affiliate of such Public Shareholder or any other Person with whom such Public Shareholder is acting in concert or as a “group” (as defined in Section 13(d)(3) of the Exchange Act), will be restricted from redeeming its Public Shares with respect to more than 15% of the Public Shares. Accordingly, if a Public Shareholder, alone or acting in concert or as a group, seeks to redeem more than 15% of the Public Shares, then any such shares in excess of that 15% limit would not be redeemed for cash.
The Sponsor has agreed to, among other things, vote in favor of all proposals being presented at the extraordinary general meeting, regardless of how the Public Shareholders vote. As of the Record Date, the Sponsor owned approximately 30.32 % of the issued and outstanding GigCapital7 Ordinary Shares.
Holders of the Public Warrants will not have redemption rights with respect to the Public Warrants.
Appraisal Rights
Neither GigCapital7’s shareholders nor the holders of Public Warrants have appraisal rights in connection with the Business Combination or the Domestication under Cayman Islands law or under the DGCL.

De-SPAC, Security Holders Appraisal Rights Summary [Text Block]
Pursuant to Section 262 of the DGCL, Hadron Stockholders who comply with the applicable requirements of Section 262 of the DGCL and do not otherwise fail to perfect, waive withdraw or lose the right to appraisal under Delaware law have the right to seek appraisal of the fair value of their shares of Hadron Common Stock, as determined by the Court of Chancery, if the Merger is completed. The “fair value” of such shares of Hadron Energy Capital Stock as determined by the Court of Chancery may be more or less than, or the same as, the value of the consideration that such stockholder would otherwise be entitled to receive under the Hadron Energy Business Combination Agreement. Hadron Stockholders who do not vote in favor of the Merger nor consent in writing to it and who wish to preserve their appraisal rights must so advise Hadron Energy by submitting a demand for appraisal within the period prescribed by Section 262 of the DGCL after receiving a notice from Hadron Energy or the Company that appraisal rights are available to them, and must otherwise precisely follow the procedures prescribed by Section 262 of the DGCL. Failure to follow any of the statutory procedures set forth in Section 262 of the DGCL will result in the loss or waiver of appraisal rights under Delaware law. In view of the complexity of Section 262 of the DGCL, Hadron Stockholders who may wish to pursue appraisal rights should consult their legal and financial advisors. Any shares of Hadron Common Stock that are outstanding immediately prior to the Effective Time and that are held by stockholders of the Company who shall have neither voted in favor of the Merger nor consented thereto in writing and who shall have demanded properly in writing appraisal for such Hadron Common Stock in accordance with Section 262 of the DGCL and otherwise complied with all of the provisions of the DGCL relevant to the exercise and perfection of dissenters’ rights are referred to as “
Dissenting Shares
.”